                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mayo Investment Advisers LLC
           --------------------------------
Address:   40 Rowes Wharf, 2nd Floor
           --------------------------------
           Boston, Massachusetts 02110
           --------------------------------

Form 13F File Number:  28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Curtis
           --------------------------------
Title:     Chief Financial Officer
           --------------------------------
Phone:     617-443-9004
           --------------------------------

Signature, Place, and Date of Signing:

      /s/ Charles Curtis             Boston, Massachusetts      November 5, 2004
------------------------------       ---------------------      ----------------
      [Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         ------------

Form 13F Information Table Entry Total:      93
                                         ------------

Form 13F Information Table Value Total:   $477,167
                                         ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          MAYO INVESTMENT ADVISERS LLC

                             FORM 13 F AS OF 9/30/04

      (ITEM 1)             ITEM 2)   (ITEM 3)    (ITEM 4)    (ITEM 5)     (ITEM 6)     (ITEM 7)            (ITEM 8)

                                                                                                       VOTING AUTHORITY
         NAME               TITLE                  FAIR      SHARES OR                                     (SHARES)
          OF                 OF       CUSIP       MARKET     PRINCIPAL   INVESTMENT     OTHER      SOLE      SHARED    NONE
        ISSUER              CLASS     NUMBER       VALUE      AMOUNT     DISCRETION    MANAGERS     (A)        (B)      (C)
-----------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                COMMON      2824100     741,300     17,500 X     SOLE                    12,200         0    5,300
ACE LTD                    COMMON    G0070K103   2,003,000     50,000 X     SOLE                    37,300         0   12,700
AGCO CORP COM              COMMON      1084102  10,687,950    472,500 X     SOLE                   384,500         0   88,000
AGRIUM INC                 COMMON      8916108  18,870,000  1,062,500 X     SOLE                   883,000         0  179,500
ALLMERICA FINL CORP C      COMMON     19754100   6,249,600    232,500 X     SOLE                   207,000         0   25,500
ANADARKO PETE CORP         COMMON     32511107   5,477,222     82,538 X     SOLE                    66,338         0   16,200
ARCH COAL INC COM          COMMON     39380100   1,330,875     37,500 X     SOLE                    37,500         0        0
ARRIS GROUP INC COM        COMMON    04269Q100  14,368,050  2,752,500 X     SOLE                 2,431,500         0  321,000
BANK OF AMERICA            COMMON     60505104   1,488,212     34,346 X     SOLE                    34,346         0        0
BARRICK GOLD CORP COM      COMMON     67901108   7,627,000    362,500 X     SOLE                   301,000         0   61,500
BAXTER INTL INC            COMMON     71813109     402,000     12,500 X     SOLE                     7,500         0    5,000
BP P L C ADR SPONSORE      COMMON     55622104   3,020,325     52,500 X     SOLE                    38,500         0   14,000
BURLINGTON NORTHN SAN      COMMON    12189T104  10,152,150    265,000 X     SOLE                   216,000         0   49,000
BURLINGTON RESOURCES       COMMON    122014103   1,938,000     47,500 X     SOLE                    31,500         0   16,000
CANADIAN PAC RY LTD C      COMMON    13645T100  20,198,630    783,500 X     SOLE                   666,500         0  117,000
CENTURYTEL INC COM         COMMON    156700106  16,948,800    495,000 X     SOLE                   414,000         0   81,000
CHESAPEAKE ENERGY CON      CONVERT   165167602     206,250      2,500 X     SOLE                     2,500         0        0
CHESAPEAKE ENERGY COR      COMMON    165167107  15,236,375    962,500 X     SOLE                   824,500         0  138,000
CHUBB CORP 7% CONV PF      CONVERT   171232507     283,000     10,000 X     SOLE                     5,000         0    5,000
CITADEL BROADCASTING       COMMON    17285T106   8,717,600    680,000 X     SOLE                   563,500         0  116,500
CITIGROUP INC.             COMMON    172967101   2,095,700     47,500 X     SOLE                    40,000         0    7,500
CITIZENS COMMUNICATIO      COMMON    17453B101  22,662,575  1,692,500 X     SOLE                 1,435,000         0  257,500
CLEAR CHANNEL COMMUNI      COMMON    184502102   7,792,500    250,000 X     SOLE                   219,500         0   30,500
COMCAST CORP NEW COM       COMMON    20030N101   2,682,800     95,000 X     SOLE                    55,000         0   40,000
CSX CORP                   COMMON    126408103   7,885,000    237,500 X     SOLE                   181,000         0   56,500
CUMULUS MEDIA INC CL       COMMON    231082108   2,014,600    140,000 X     SOLE                   140,000         0        0
DOW CHEMICAL               COMMON    260543103     456,363     10,101 X     SOLE                     5,101         0    5,000
DU PONT                    COMMON    263534109   3,359,800     78,500 X     SOLE                    61,000         0   17,500
E M C CORP MASS            COMMON    268648102     426,980     37,000 X     SOLE                    37,000         0        0
EAST JAPAN RAILWAY CO      FOREIGN   629854200   1,553,910        300 X     SOLE                       300         0        0
ENCANA CORP COM            COMMON    292505104   5,556,000    120,000 X     SOLE                    96,700         0   23,300
EOG RESOURCES INC.         COMMON    26875P101   3,621,750     55,000 X     SOLE                    43,000         0   12,000

      (ITEM 1)             ITEM 2)   (ITEM 3)    (ITEM 4)    (ITEM 5)     (ITEM 6)     (ITEM 7)            (ITEM 8)

                                                                                                       VOTING AUTHORITY
         NAME               TITLE                  FAIR      SHARES OR                                     (SHARES)
          OF                 OF       CUSIP       MARKET     PRINCIPAL   INVESTMENT     OTHER      SOLE      SHARED    NONE
        ISSUER              CLASS     NUMBER       VALUE      AMOUNT     DISCRETION    MANAGERS     (A)        (B)      (C)
-----------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD       COMMON    G3223R108   8,919,600    120,000 X     SOLE                    87,200         0   32,800
EXXON CORPORATION          COMMON    30231G102     468,801      9,700 X     SOLE                     9,700         0        0
FOREST OIL CORP COM P      COMMON    346091705   1,355,400     45,000 X     SOLE                    45,000         0        0
FREESCALE SEMICONDUCT      COMMON    35687M107     543,400     38,000 X     SOLE                    19,000         0   19,000
GENERAL ELECTRIC           COMMON    369604103   1,091,350     32,500 X     SOLE                    28,500         0    4,000
GENWORTH FINANCIAL IN      COMMON    37247D106     349,500     15,000 X     SOLE                    10,500         0    4,500
GLOBAL SANTAFE CORPOR      COMMON    G3930E101     459,750     15,000 X     SOLE                     5,000         0   10,000
GRAINGER W W INC           COMMON    384802104  11,299,400    196,000 X     SOLE                   161,100         0   34,900
HAIN CELESTIAL GROUP       COMMON    405217100   4,817,800    272,500 X     SOLE                   228,500         0   44,000
HCA-THE HEALTHCARE CO      COMMON    404119109   5,817,875    152,500 X     SOLE                   127,400         0   25,100
HERITAGE PROPERTY INV      COMMON    42725M107   2,479,450     85,000 X     SOLE                    64,000         0   21,000
IMC GLOBAL 7.5% CONV       CONVERT   449669209     560,000      5,000 X     SOLE                     5,000         0        0
IMC GLOBAL INC             COMMON    449669100   9,260,175    532,500 X     SOLE                   425,000         0  107,500
INTEL CORP                 COMMON    458140100     206,618     10,300 X     SOLE                    10,300         0        0
INTERNATIONAL BUSINES      COMMON    459200101   1,774,818     20,700 X     SOLE                    15,700         0    5,000
INTERNATIONAL PAPER C      COMMON    460146103   1,212,300     30,000 X     SOLE                     5,000         0   25,000
ISHARES INC MSCI JAPA      MUTUAL    464286848     970,000    100,000 X     SOLE                   100,000         0        0
J.P. MORGAN CHASE & C      COMMON    46625H100   2,284,475     57,500 X     SOLE                    39,400         0   18,100
JAPAN SMALLER CAPITAL      MUTUAL    47109U104     110,900     10,000 X     SOLE                    10,000         0        0
KROGER CO                  COMMON    501044101  10,786,400    695,000 X     SOLE                   583,000         0  112,000
LOCKHEED MARTIN CORP       COMMON    539830109     251,010      4,500 X     SOLE                     3,500         0    1,000
MACK CALI RLTY CORP        COMMON    554489104     753,100     17,000 X     SOLE                    16,500         0      500
MERCK & CO                 COMMON    589331107   1,980,000     60,000 X     SOLE                    45,500         0   14,500
MITSUBISHI TOKYO FINL      COMMON    606816106   1,668,000    200,000 X     SOLE                   195,000         0    5,000
NEC CORP ORD               COMMON    J48818124     522,375     87,500 X     SOLE                    87,500         0        0
NEWMONT MNG CORP           COMMON    651639106     455,300     10,000 X     SOLE                    10,000         0        0
NEWS CORP LTD SPON AD      COMMON    652487802   7,240,050    231,090 X     SOLE                   199,690         0   31,400
NIPPON STL CORP ORD        COMMON    J55999122   1,066,500    450,000 X     SOLE                   450,000         0        0
NIPPON TELEG & TEL CO      COMMON    654624105     379,620     19,000 X     SOLE                    19,000         0        0
NISOURCE INC               COMMON    65473P105   3,991,900    190,000 X     SOLE                   142,500         0   47,500
NOMURA HLDGS INC SPON      COMMON    65535H208     871,425     67,500 X     SOLE                    60,000         0    7,500
NORFOLK SOUTHN CORP        COMMON    655844108  12,193,400    410,000 X     SOLE                   334,000         0   76,000
OLIN CORP                  COMMON    680665205  26,400,000  1,320,000 X     SOLE                 1,109,700         0  210,300

      (ITEM 1)             ITEM 2)   (ITEM 3)    (ITEM 4)    (ITEM 5)     (ITEM 6)     (ITEM 7)            (ITEM 8)

                                                                                                       VOTING AUTHORITY
         NAME               TITLE                  FAIR      SHARES OR                                     (SHARES)
          OF                 OF       CUSIP       MARKET     PRINCIPAL   INVESTMENT     OTHER      SOLE      SHARED    NONE
        ISSUER              CLASS     NUMBER       VALUE      AMOUNT     DISCRETION    MANAGERS     (A)        (B)      (C)
-----------------------------------------------------------------------------------------------------------------------------
OVERNITE CORP              COMMON    690322102     298,585      9,500 X     SOLE                     7,000         0    2,500
PARTNERRE LTD COM          COMMON    G6852T105  10,527,825    192,500 X     SOLE                   159,800         0   32,700
PFIZER INC                 COMMON    717081103  21,037,500    687,500 X     SOLE                   550,500         0  137,000
PFIZER INC PAIRED MRK      COMMON    99999PFEX   1,147,500     37,500 X     SOLE                    37,500         0        0
POTASH CORP SASK INC       COMMON    73755L107   1,122,975     17,500 X     SOLE                    15,000         0    2,500
RAYTHEON CO NEW COM        COMMON    755111507  14,147,550    372,500 X     SOLE                   297,500         0   75,000
ROWAN COS INC              COMMON    779382100   4,620,000    175,000 X     SOLE                   141,500         0   33,500
SBC COMMUNICATIONS         COMMON    78387G103   3,503,250    135,000 X     SOLE                    98,000         0   37,000
SCHLUMBERGER               COMMON    806857108   3,365,500     50,000 X     SOLE                    50,000         0        0
SMITHFIELD FOODS           COMMON    832248108   2,437,500     97,500 X     SOLE                    97,500         0        0
SMURFIT-STONE CONTAIN      COMMON    832727101  10,701,925    552,500 X     SOLE                   448,700         0  103,800
ST PAUL COS INC            COMMON    792860108   5,786,095    175,018 X     SOLE                   150,569         0   24,449
TOKYO ELECTRON ORD         COMMON    J86957115     852,600     17,500 X     SOLE                    17,500         0        0
TYCO INTL LTD              COMMON    902124106   4,522,350    147,500 X     SOLE                   120,000         0   27,500
U S BANCORP                COMMON    902973304   5,780,000    200,000 X     SOLE                   143,500         0   56,500
UNITED STS STL CORP N      COMMON    912909108     658,350     17,500 X     SOLE                    15,500         0    2,000
UNOCAL CORP                COMMON    915289102   6,772,500    157,500 X     SOLE                   129,000         0   28,500
UNOCAL CORP 6.25% TRU      CONVERT   91528T207     391,283      7,453 X     SOLE                     4,102         0    3,351
UNOCAL CORP PAIRED AH      COMMON    99999UCLX   2,687,500     62,500 X     SOLE                    62,500         0        0
UNOVA INC COM              COMMON    91529B106   7,060,125    502,500 X     SOLE                   453,000         0   49,500
UNUMPROVIDENT 8.25 CO      CONVERT   91529Y403     407,000     12,500 X     SOLE                    12,500         0        0
UNUMPROVIDENT CORP CO      COMMON    91529Y106   8,573,016    546,400 X     SOLE                   456,500         0   89,900
VERIZON COMMUNICATION      COMMON    92343V104     984,500     25,000 X     SOLE                    20,000         0    5,000
VIACOM INC                 COMMON    925524308  16,195,553    482,585 X     SOLE                   413,085         0   69,500
VICOR CORP                 COMMON    925815102   1,561,995    154,500 X     SOLE                   121,000         0   33,500
WELLS FARGO                COMMON    949746101     447,225      7,500 X     SOLE                     7,500         0        0
WILLIS GROUP HOLDINGS      COMMON    G96655108  10,847,047    290,028 X     SOLE                   238,828         0   51,200
YAMANOUCHI PHARMACEUT      COMMON    J96216122   2,135,100     66,000 X     SOLE                    66,000         0        0